Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Depreciation Rates for Property, Plant and Equipment [Table Text Block]	The annual depreciation rates are as follows:
%

Office furniture and equipment	7
Computer software, electronic and medical equipment	15–33